Share-based compensation - Share Incentive Plan (Details) ¥ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2024	Jan. 31, 2022 CNY (¥)	Jun. 30, 2021	Dec. 31, 2017	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021
Share options
Share based compensation
Contractual term of share-based awards		10 years					7 years
Incremental share-based compensation expenses on modification of terms of awards		¥ 153,139			$ 365,557	$ 149,104
Number of original options affected by modification of award						4,695,544
Number of new options issued in connection with modification of award						3,217,476
Share options | Minimum
Share based compensation
Contractual term of share-based awards		7 years
Share options | Maximum
Share based compensation
Contractual term of share-based awards		10 years
2017 Plan
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards					195,127,549
Contractual term of share-based awards				7 years
Vesting period of share-based awards				4 years
2017 Plan | Tranche one
Share based compensation
Vesting percentage of share-based awards	25.00%			15.00%
2017 Plan | Tranche two
Share based compensation
Vesting percentage of share-based awards	25.00%			25.00%
2017 Plan | Tranche three
Share based compensation
Vesting percentage of share-based awards	6.25%			25.00%
2017 Plan | Tranche four
Share based compensation
Vesting percentage of share-based awards				35.00%
2021 Plan
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards					116,906,908
Contractual term of share-based awards			7 years
Vesting period of share-based awards			4 years
2021 Plan | Tranche one
Share based compensation
Vesting percentage of share-based awards	25.00%		15.00%
2021 Plan | Tranche two
Share based compensation
Vesting percentage of share-based awards	25.00%		25.00%
2021 Plan | Tranche three
Share based compensation
Vesting percentage of share-based awards	6.25%		25.00%
2021 Plan | Tranche four
Share based compensation
Vesting percentage of share-based awards			35.00%